Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Equity attributable to shareholders of TORM plc	Common shares	Share premium	Treasury shares		Hedging reserves	Translation reserves	Other reserves	Retained profit	Non-controlling interest
Equity at beginning of period at Dec. 31, 2022		$ 1,503.7	$ 1,501.4	$ 0.8	$ 167.6	$ (4.2)	[1]	$ 39.9	$ (0.5)	$ 0.0	$ 1,297.8	$ 2.3
Comprehensive income/(loss) for the year:
Net profit/(loss) for the year		648.0	648.3								648.3	(0.3)
Other comprehensive income/(loss) for the year	[2]	(18.9)	(18.8)					(18.9)	0.1			(0.1)
Tax on other comprehensive income		4.6	4.6					4.6
Total comprehensive income for the year		633.7	634.1	0.0	0.0	0.0	[1]	(14.3)	0.1	0.0	648.3	(0.4)
Capital increase	[3]	92.7	92.7	0.1	92.6
Transaction costs of capital increase		(0.2)	(0.2)		(0.2)
Share-based compensation		22.5	22.5								22.5
Dividends paid		(586.4)	(586.4)								(586.4)
Total changes in equity for the period		162.3	162.7	0.1	92.4	0.0	[1]	(14.3)	0.1	0.0	84.4	(0.4)
Equity at end of period at Dec. 31, 2023		1,666.0	1,664.1	0.9	260.0	(4.2)	[1]	25.6	(0.4)	0.0	1,382.2	1.9
Comprehensive income/(loss) for the year:
Net profit/(loss) for the year		611.5	612.5								612.5	(1.0)
Other comprehensive income/(loss) for the year	[2]	(13.3)	(13.2)					(12.7)	(0.4)		(0.1)	(0.1)
Tax on other comprehensive income		2.6	2.6					2.6
Total comprehensive income for the year		600.8	601.9	0.0	0.0	0.0	[1]	(10.1)	(0.4)	0.0	612.4	(1.1)
Capital increase	[3]	331.7	331.7	0.1	331.6
Transaction costs of capital increase		(0.6)	(0.6)		(0.6)
Capital reduction	[4]	0.0	0.0		(320.0)					320.0
Share-based compensation		30.2	30.2								30.2
Dividends paid		(553.3)	(553.3)								(553.3)
Total changes in equity for the period		408.8	409.9	0.1	11.0	0.0	[1]	(10.1)	(0.4)	320.0	89.3	(1.1)
Equity at end of period at Dec. 31, 2024		2,074.8	2,074.0	1.0	271.0	(4.2)	[1]	15.5	(0.8)	320.0	1,471.5	0.8
Comprehensive income/(loss) for the year:
Net profit/(loss) for the year		286.0	285.3								285.3	0.7
Other comprehensive income/(loss) for the year	[2]	(11.9)	(12.2)					(12.8)	0.6			0.3
Tax on other comprehensive income		3.9	3.9					3.9
Total comprehensive income for the year		278.0	277.0	0.0	0.0	0.0	[1]	(8.9)	0.6	0.0	285.3	1.0
Capital increase	[3]	19.3	19.3		19.3
Transaction costs of capital increase		(0.1)	(0.1)		(0.1)
Capital reduction	[5]	0.0	0.0		(180.0)					180.0
Treasury share cancellation	[1]	0.0	0.0			4.2				(4.2)
Share-based compensation		34.1	34.1								34.1
Dividends paid		(199.7)	(199.7)							(199.7)
Total changes in equity for the period		131.6	130.6	0.0	(160.8)	4.2	[1]	(8.9)	0.6	(23.9)	319.4	1.0
Transactions with non-controlling interests		(3.8)	(2.0)								(2.0)	(1.8)
Equity at end of period at Dec. 31, 2025		$ 2,202.6	$ 2,202.6	$ 1.0	$ 110.2	$ 0.0	[1]	$ 6.6	$ (0.2)	$ 296.1	$ 1,788.9	$ 0.0

[1]	1) Please refer to Note 17 for further information on treasury shares.
[2]	2) Please refer to "Consolidated Statement of Comprehensive Income".
[3]	3) Please refer to Note 17 for further information on capital increases during the year.
[4]	4) The Share premium reserve was reduced by $320.0m, as decided at the Annual General Meeting on April 11, 2024 and subsequently approved by the court, in order to create additional distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) potential share buybacks should it be desirable to do so.

[5]	5) The Share premium reserve was reduced by $180.0m, as decided at the Annual General Meeting on April 16, 2025 and subsequently approved by the court, in order to create additional distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) potential share buybacks should it be desirable to do so.